Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2016
Investment in Affiliates	Investment in affiliates at March 31, 2015 and 2016 consists of the following:

	Millions of yen
	2015	2016
Shares	¥368,989	¥499,922
Loans	9,098	30,745

	¥378,087	¥530,667

Combined and Condensed Information Related to Affiliates

Combined and condensed information relating to the affiliates for fiscal 2014, 2015 and 2016 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2014	2015	2016
Operations:
Total revenues	¥1,086,818	¥1,094,317	¥1,333,838
Income before income taxes	137,698	130,799	177,535
Net income	91,200	109,865	141,964

Financial position:
Total assets	¥5,704,862	¥6,897,921	¥8,350,901
Total liabilities	4,562,871	5,131,402	6,206,321
Total equity	1,141,991	1,766,519	2,144,580